Accounts Receivable - Summary of Information about Groups Exposure to Credit Risk and Expected Credit Loss for Account Receivables (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of credit risk exposure [line items]
Gross carrying amount	¥ 17,233	$ 2,475	¥ 14,433	¥ 13,964
Accounts receivables [member]
Disclosure of credit risk exposure [line items]
Loss allowance	¥ (7,368)		¥ (6,709)	¥ (5,210)	¥ (5,466)
Individual subscribers and general corporate customers [member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	6.00%	6.00%	7.00%
Individual subscribers and general corporate customers [member] | 1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	50.00%	50.00%	50.00%
Individual subscribers and general corporate customers [member] | 91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	90.00%	90.00%	90.00%
Individual subscribers and general corporate customers [member] | More than 180 days past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	100.00%	100.00%	100.00%
Individual subscribers and general corporate customers [member] | Accounts receivables [member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	¥ 2,929		¥ 3,202
Loss allowance	(175)		(212)
Individual subscribers and general corporate customers [member] | Accounts receivables [member] | 1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	1,363		1,395
Loss allowance	(683)		(702)
Individual subscribers and general corporate customers [member] | Accounts receivables [member] | 91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	840		862
Loss allowance	(755)		(776)
Individual subscribers and general corporate customers [member] | Accounts receivables [member] | More than 180 days past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	2,250		2,188
Loss allowance	¥ (2,250)		(2,188)
Major corporate customers [member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	4.00%	4.00%
Major corporate customers [member] | Within 1 year past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	15.00%	15.00%
Major corporate customers [member] | 1 - 2 years past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	48.00%	48.00%
Major corporate customers [member] | 2 - 3 years past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	88.00%	88.00%
Major corporate customers [member] | More than 3 years past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	100.00%	100.00%
Major corporate customers [member] | Accounts receivables [member]
Disclosure of credit risk exposure [line items]
Loss allowance			¥ (2,831)
Major corporate customers [member] | Accounts receivables [member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Expected loss rate			4.00%
Gross carrying amount	¥ 9,602
Loss allowance	(372)		¥ (286)
Major corporate customers [member] | Accounts receivables [member] | Within 1 year past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate			13.00%
Gross carrying amount	4,517
Loss allowance	(674)		¥ (404)
Major corporate customers [member] | Accounts receivables [member] | 1 - 2 years past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate			47.00%
Gross carrying amount	1,037
Loss allowance	(498)		¥ (500)
Major corporate customers [member] | Accounts receivables [member] | 2 - 3 years past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate			88.00%
Gross carrying amount	795
Loss allowance	(699)		¥ (485)
Major corporate customers [member] | Accounts receivables [member] | More than 3 years past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate			96.00%
Gross carrying amount	1,268
Loss allowance	(1,262)		¥ (1,156)
Carrying amount [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	24,601		21,142
Carrying amount [member] | Individual subscribers and general corporate customers [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	7,382		7,647
Loss allowance	(3,863)		(3,878)
Carrying amount [member] | Major corporate customers [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	17,219
Loss allowance	¥ (3,505)
Carrying amount [member] | Major corporate customers [member] | Accounts receivables [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount			13,495
Carrying amount [member] | Major corporate customers [member] | Accounts receivables [member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount			7,539
Carrying amount [member] | Major corporate customers [member] | Accounts receivables [member] | Within 1 year past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount			3,141
Carrying amount [member] | Major corporate customers [member] | Accounts receivables [member] | 1 - 2 years past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount			1,063
Carrying amount [member] | Major corporate customers [member] | Accounts receivables [member] | 2 - 3 years past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount			549
Carrying amount [member] | Major corporate customers [member] | Accounts receivables [member] | More than 3 years past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount			¥ 1,203